Vanguard Selected Value Fund

Supplement Dated December 21, 2023, to the Prospectus and Summary Prospectus Dated February 27, 2023

Important Changes to Vanguard Selected Value Fund

Effective immediately, Evan Fox replaces Richard Pzena as a co-portfolio manager for the Pzena Investment Management, LLC (Pzena) portion of Vanguard Selected Value Fund (the Fund). Mr. Fox joins John J. Flynn and Benjamin S. Silver, who will continue to serve as co-portfolio managers for the Pzena portion of the Fund.

The Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following replaces Richard Pzena under the heading "Investment Advisors" in the Fund Summary section:

Evan Fox, CFA, Principal and Portfolio Manager at Pzena. He has co-managed a portion of the Fund since December 2023.

Prospectus Text Changes

The following replaces Richard Pzena under the heading "Investment Advisors" in the More on the Fund section:

Evan Fox, CFA, Principal and Portfolio Manager at Pzena. He has worked in investment management with Pzena since 2007, has managed investment portfolios since 2015, and has co-managed a portion of the Fund since December 2023. Education: B.S.E. and B.A.S., University of Pennsylvania.

CFA® is a registered trademark owned by CFA Institute.

© 2023 The Vanguard Group, Inc. All rights reserved.	PS 934A 122023
Vanguard Marketing Corporation, Distributor.

Vanguard Whitehall Funds

Supplement Dated December 21, 2023, to the Statement of Additional Information Dated February 27, 2023
Important Changes to Vanguard Selected Value Fund
Effective immediately, Evan Fox replaces Richard Pzena as a co-portfolio manager for the Pzena Investment Management, LLC (Pzena) portion of Vanguard Selected Value Fund (the Fund).
All references to Mr. Pzena in the Statement of Additional Information are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following changes apply to sub-section C. Pzena Investment Management, LLC (Pzena) under the heading “III. Vanguard Selected Value Fund” beginning on page B-49.
The text and table under the sub-heading “1. Other Accounts Managed” on page B-52 are replaced as follows:
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended October 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
John Flynn	Registered investment companies[1]	8	$14.9B	2	$12.4B
	Other pooled investment vehicles	10	$279M	1	$16M
	Other accounts	84	$3.2B	0	$0
Evan Fox[2]	Registered investment companies	2	$129M	0	$0
	Other pooled investment vehicles	3	$105M	0	$0
	Other accounts	42	$2.2B	0	$0
Benjamin Silver	Registered investment companies[1]	9	$16.5B	3	$13.9B
	Other pooled investment vehicles	31	$10.9B	4	$234M
	Other accounts	99	$5.9B	0	$0

1 Includes Vanguard Selected Value Fund which held assets of $5.8 billion as of October 31, 2022.
2 Information provided as of September 30, 2023.

In the same sub-section, the following is added under the sub-heading “4. Ownership of Securities” on page B-53:

As of September 30, 2023, Mr. Fox did not own any shares of Vanguard Selected Value Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 934B 122023